Segments - Schedule of Information by Segment (Details) - Operating Segments [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Information by Segment [Line Items]
Revenues	¥ 422,245,411	$ 60,073,613	¥ 541,924,655	¥ 585,365,937
Cost of revenues	313,278,409	44,570,682		411,663,866
Gross profit	108,967,002	15,502,931		173,702,071
Research and development expenses	63,279,810	9,002,932		171,056,952
Depreciation and amortization	5,008,745	712,603		4,916,961
Total capital expenditures	58,747,271	$ 8,358,080		69,520,884
AR advertising services [Member]
Schedule of Information by Segment [Line Items]
Revenues			541,924,655	571,842,123
Cost of revenues			387,946,081	397,499,842
Gross profit			153,978,574	174,342,281
Research and development expenses			111,688,665	171,056,952
Depreciation and amortization			6,016,997	3,767,215
Total capital expenditures			28,641	69,520,884
AR entertainment [Member]
Schedule of Information by Segment [Line Items]
Revenues			541,924,655	732,505
Cost of revenues			387,946,081	1,449,637
Gross profit			153,978,574	(717,132)
Research and development expenses			111,688,665
Depreciation and amortization			6,016,997	737,384
Total capital expenditures			¥ 28,641
Semiconductor business [Member]
Schedule of Information by Segment [Line Items]
Revenues	422,245,411			12,791,309
Cost of revenues	313,278,409			12,714,387
Gross profit	108,967,002			76,922
Research and development expenses	63,279,810
Depreciation and amortization	5,008,745			412,362
Total capital expenditures	¥ 58,747,271